FINANCE LEASE	12 Months Ended
Jun. 30, 2025
Finance Lease
FINANCE LEASE

12.	FINANCE LEASE

Finance lease right-of-use assets

The following table provides a reconciliation of the carrying amounts of finance lease right-of-use assets for the years ended June 30, 2024 and 2025:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Carrying value at the beginning of the year	12,797	17,623	122
Addition	8,992	5,711	40
Depreciation expense of right-of-use assets	(4,166)	(5,479)	(38)
Carrying value at the end of the year	17,623	17,855	124

Finance lease liabilities

The Company recognizes finance lease liabilities in accordance with IFRS 16, which are measured at the present value of future lease payments. The following table provides a reconciliation of the carrying amounts of finance lease liabilities for the years ended June 30, 2024 and 2025:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	12,587	17,686	123
Addition	8,991	5,614	39
Interest expense accrued	119	171	1
Payments of lease liabilities	(4,011)	(4,958)	(34)
Balance at the end of the year	17,686	18,513	129

The following is a schedule of future minimum lease payments under finance lease agreements as of June 30, 2025:

Years ending June 30,	JPY’000
2026	5,436
2027	4,243
2028	2,817
2029	5,700
2030	718
Total undiscounted lease payments	18,914
Less: imputed interest	(401)
Present value of finance lease liabilities	18,513

The following are the amounts recognized in consolidated statements of profit or loss and comprehensive income:

	As of June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Depreciation expense of finance lease right-of-use assets	4,528	4,166	5,479	38
Interest expense on finance lease liabilities	125	119	171	1

The weighted average interest rate applied to the finance lease liabilities recognized in the consolidated statements of financial position was 0.99% per annum (2024: 0.92% per annum, 2023: 0.89%). The weighted average remaining lease term was 3.57 years (2024: 4 years, 2023: 3.98 years).

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS